CONSOLIDATED STATEMENT OF CASH FLOWS (Parentheticals) (Club) In Millions, unless otherwise specified	12 Months Ended
	Dec. 26, 2009 USD ($)	Dec. 26, 2009 CAD
Net proceeds from sale of ownership interest in Montreal Candadiens to CH Group	$ 53.3	56.3